Distillate Small/Mid Cash Flow ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Basic Materials - 4.5%
CF Industries Holdings, Inc.	21,381	$1,653,607
Commercial Metals Co.	13,011	900,621
Innospec, Inc.	8,180	626,097
Mosaic Co.	52,837	1,272,843
Sylvamo Corp.	13,697	659,511
		5,112,679

Communications - 3.8%
Cars.com, Inc. (a)	47,514	579,671
Etsy, Inc. (a)	13,827	766,569
IDT Corp. - Class B	14,234	728,923
Liquidity Services, Inc. (a)	17,291	524,090
Scholastic Corp.	17,863	529,281
Yelp, Inc. (a)	18,526	563,005
Ziff Davis, Inc. (a)	19,045	669,432
		4,360,971

Consumer, Cyclical - 20.0%
Abercrombie & Fitch Co. - Class A (a)	6,844	861,454
Academy Sports & Outdoors, Inc.	14,716	735,211
Adient PLC (a)	32,398	621,070
Allison Transmission Holdings, Inc.	9,743	953,840
Boyd Gaming Corp.	10,429	888,968
Buckle, Inc.	10,882	581,316
Carter's, Inc.	20,151	653,497
Columbia Sportswear Co.	12,508	689,066
Core & Main, Inc. - Class A (a)	19,183	996,940
Crocs, Inc. (a)	11,217	959,278
Deckers Outdoor Corp. (a)	11,270	1,168,361
Dillard's, Inc. - Class A	1,444	875,555
Ethan Allen Interiors, Inc.	22,729	519,130
G-III Apparel Group Ltd.	21,469	621,742
HNI Corp.	7,682	322,966
La-Z-Boy, Inc.	14,134	526,774
LCI Industries	6,479	786,162
Lear Corp.	7,267	832,798
Leggett & Platt, Inc.	67,821	746,031
M/I Homes, Inc. (a)	6,724	860,336
Monarch Casino & Resort, Inc.	5,748	550,084
Oxford Industries, Inc.	14,550	497,610
PC Connection, Inc.	9,847	568,763
Phinia, Inc.	10,932	685,327
ScanSource, Inc. (a)	14,068	549,496
Signet Jewelers Ltd.	7,811	647,376
Steven Madden Ltd.	14,685	611,483
Taylor Morrison Home Corp. (a)	15,106	889,290
Toll Brothers, Inc.	8,110	1,096,634
Tri Pointe Homes, Inc. (a)	21,721	683,560
Winnebago Industries, Inc.	16,596	672,470
		22,652,588

Consumer, Non-cyclical - 23.2%
Amphastar Pharmaceuticals, Inc. (a)	20,529	549,767
Avanos Medical, Inc. (a)	52,459	589,115
Bio-Rad Laboratories, Inc. - Class A (a)	2,599	787,471
Boston Beer Co., Inc. - Class A (a)	3,043	593,781
Cal-Maine Foods, Inc.	11,249	895,083
Collegium Pharmaceutical, Inc. (a)	13,128	607,826
Dole PLC	42,469	636,610
Euronet Worldwide, Inc. (a)	11,626	884,855
EVERTEC, Inc.	20,845	606,381
H&R Block, Inc.	21,852	952,310
Harmony Biosciences Holdings, Inc. (a)	16,795	628,469
Hormel Foods Corp.	45,433	1,076,762
ICF International, Inc.	7,396	630,879
ICON PLC (a)	5,674	1,033,916
Ingredion, Inc.	8,096	892,665
Innoviva, Inc. (a)	28,365	567,016
Insperity, Inc.	18,797	727,820
John Wiley & Sons, Inc. - Class A	16,272	498,411
Kforce, Inc.	18,116	560,147
Korn Ferry	9,731	642,441
Lantheus Holdings, Inc. (a)	11,442	761,465
ManpowerGroup, Inc.	23,424	696,396
Molson Coors Beverage Co. - Class B	26,083	1,217,554
National Beverage Corp. (a)	17,611	561,615
Pacira BioSciences, Inc. (a)	23,309	603,237
Pediatrix Medical Group, Inc. (a)	23,651	505,895
Perdoceo Education Corp.	20,578	603,553
Prestige Consumer Healthcare, Inc. (a)	10,797	666,067
PROG Holdings, Inc.	20,352	600,180
Robert Half, Inc.	28,806	782,371
Simply Good Foods Co. (a)	30,300	608,424
Smithfield Foods, Inc.	38,965	870,088
Stride, Inc. (a)	10,522	683,193
Teleflex, Inc.	6,319	771,171
TriNet Group, Inc.	12,066	713,463
Upbound Group, Inc.	32,908	577,864
WEX, Inc. (a)	5,244	781,251
		26,365,512

Energy - 13.7%
Alliance Resource Partners LP	31,384	729,050
Antero Resources Corp. (a)	40,532	1,396,733
APA Corp.	60,304	1,475,036
Black Stone Minerals LP	56,125	745,901
Chord Energy Corp.	12,732	1,180,257
Civitas Resources, Inc.	36,902	999,675
Core Natural Resources, Inc.	10,172	900,324
CVR Energy, Inc. (a)	24,973	635,313
DNOW, Inc. (a)	41,923	555,480
Enphase Energy, Inc. (a)	26,665	854,613
HF Sinclair Corp.	31,965	1,472,947
Murphy Oil Corp.	33,796	1,056,125
Ovintiv, Inc.	38,189	1,496,627
Patterson-UTI Energy, Inc.	120,479	736,127
RPC, Inc.	111,294	605,439
Warrior Met Coal, Inc.	8,331	734,544
		15,574,191

Financial - 5.6%
AllianceBernstein Holding LP	17,268	664,473
Artisan Partners Asset Management, Inc. - Class A	17,575	716,006
eXp World Holdings, Inc.	51,754	468,374
Federated Hermes, Inc.	13,650	710,755
OppFi, Inc.	70,378	736,154
SEI Investments Co.	9,770	801,335
Slide Insurance Holdings, Inc. (a)	44,427	865,438
Victory Capital Holdings, Inc. - Class A	11,021	695,315
Virtus Investment Partners, Inc.	3,963	646,563
		6,304,413

Industrial - 16.6%
A O Smith Corp.	11,939	798,480
American Woodmark Corp. (a)	10,284	554,308
Apogee Enterprises, Inc.	15,338	558,457
ArcBest Corp.	8,960	664,742
Arrow Electronics, Inc. (a)	7,494	825,689
Atkore, Inc.	12,658	800,618
Carlisle Cos., Inc.	3,512	1,123,348
CTS Corp.	12,987	556,753
Dorian LPG Ltd.	25,509	620,889
Genco Shipping & Trading Ltd.	28,642	527,872
Gibraltar Industries, Inc. (a)	11,608	573,900
Greif, Inc. - Class A	11,319	766,296
Hub Group, Inc. - Class A	16,180	689,430
International Seaways, Inc.	12,875	625,081
Janus International Group, Inc. (a)	93,950	614,433
Masco Corp.	16,362	1,038,333
Matson, Inc.	7,832	967,644
Middleby Corp. (a)	6,653	989,101
Mueller Industries, Inc.	7,998	918,170
Owens Corning	11,141	1,246,789
Ralliant Corp.	15,223	775,003
Teekay Tankers Ltd.	13,476	719,888
Tutor Perini Corp.	9,829	658,740
Worthington Enterprises, Inc.	12,207	629,515
Worthington Steel, Inc.	17,619	609,970
		18,853,449

Technology - 11.4%
Adeia, Inc.	48,062	829,069
Amdocs Ltd.	10,891	876,834
ASGN, Inc. (a)	15,398	741,722
Axcelis Technologies, Inc. (a)	7,132	572,985
Cirrus Logic, Inc. (a)	5,714	677,109
Diodes, Inc. (a)	12,293	606,537
DXC Technology Co. (a)	91,361	1,338,439
GigaCloud Technology, Inc. - Class A (a)	15,144	594,856
Insight Enterprises, Inc. (a)	8,505	692,902
Kulicke & Soffa Industries, Inc.	13,142	598,749
NCR Voyix Corp. (a)	64,543	658,339
NetScout Systems, Inc. (a)	20,327	550,049
Photronics, Inc. (a)	25,951	830,432
Qorvo, Inc. (a)	9,451	798,704
Skyworks Solutions, Inc.	19,821	1,256,850
Teradata Corp. (a)	22,746	692,388
V2X, Inc. (a)	10,828	590,667
		12,906,631
TOTAL COMMON STOCKS (Cost $112,709,741)		112,130,434

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (b)	1,217,229	1,217,229
TOTAL MONEY MARKET FUNDS (Cost $1,217,229)		1,217,229

TOTAL INVESTMENTS - 99.9% (Cost $113,926,970)		113,347,663
Other Assets in Excess of Liabilities - 0.1%		69,588
TOTAL NET ASSETS - 100.0%		$113,417,251

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Distillate Small/Mid Cash Flow ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$112,130,434	$–	$–	$112,130,434
Money Market Funds	1,217,229	–	–	1,217,229
Total Investments	$113,347,663	$–	$–	$113,347,663

Refer to the Schedule of Investments for further disaggregation of investment categories.